TAXES ON INCOME (Reconciliation of Beginning and Ending Balances of Unrecognized Tax Benefits) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Income Tax Disclosure [Abstract]
Gross tax liabilities, beginning balance	$ 2,891	$ 2,891	$ 3,773
Increase in tax positions for current year	700	0	882
Increase in tax positions from prior years	973	973
Reductions in respect of settlements with authorities and statute of limitation	(1,918)
Gross tax liabilities, ending balance	$ 1,673	$ 2,891	$ 2,891